SHARE BASED COMPENSATION (Tables)	6 Months Ended
Jun. 30, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
SCHEDULE OF EXERCISE PRICES AND REMAINING CONTRACTUAL LIVES OF OUTSTANDING OPTIONS

The following is information regarding exercise prices and remaining contractual lives of outstanding options as of June 30, 2025:

June 30, 2025
outstanding			Exercisable
Number of options outstanding	Exercise price range (USD)	Weighted average remaining contractual life	Number of options Exercisable	Exercise price range (USD)	Weighted average remaining contractual life
275,000	1.98	9.22	-	-	-
4,372	2.13	9.10	-	-	-
4,750	2.76	9.53	1,250	2.76	9.53
18,087	3.59	8.10	10,710	3.59	8.10
33,799	4.71	7.68	20,413	4.71	7.68
9,617	5.16	7.48	5,930	5.16	7.48
35,846	6.40	7.02	24,645	6.40	7.02
68,665	7.57	2.52	68,665	7.57	2.52
232,256	7.82	5.29	232,256	7.82	5.29
78,690	7.94	7.21	52,462	7.94	7.20
36,930	8.48	7.80	36,930	8.48	7.80
36,931	9.73	7.80	6,839	9.73	7.80
36,931	12.65	7.80	30,092	12.65	7.80
8,743	19.48	6.34	7,651	19.48	6.34
880,617	6.06	7.09	497,843	8.01	5.78

SCHEDULE OF EXPENSE RECOGNIZED IN CONSOLIDATED FINANCIAL STATEMENTS

The table below presents the expense recognized in the financial statements of the Company with respect to share-based payment:

	Six months ended June 30
	2025			2024
	Equity classified awards	Liability classified awards	Total expense	Equity classified awards	Liability classified awards	Total expense
Cost of revenue	-	-	-	-	-	-
Research and development expenses	6	-	6	67	41	108
Sales and marketing expenses	10	-	10	51	20	71
General and Administrative expenses	43	-	43	72	13	85
	59	-	59	190	74	264

Equity Classified Awards [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
SCHEDULE OF FAIR VALUE ASSUMPTIONS

The value of benefit is measured on the grant date by reference to the fair value of the granted equity instruments, as described below. The fair value is calculated using the Black and Scholes formula, with the following assumptions:

	June 30, 2025	June 30, 2024
Dividend yield	0%	0%
Expected volatility	74%-97%	55%-89%
Risk-free interest rate	3.3%-5.8%	3.3%-5.8%
Expected term (years)	2-7 years	2-7 years
Exercise price (USD)	1.98-19.48	3.32-15.45

SCHEDULE OF STOCK OPTIONS ACTIVITY

The following is summary information of equity classified options in 2025:

	Six months ended June 30, 2025
			Weighted
		Weighted	average
		average	remaining
		exercise	contractual	Aggregate
		price	life	Intrinsic
	Number	USD	years	Value
Outstanding as of December 31, 2024	979,184	6.55	7.5	-
Granted	7,500	2.76	9.5	-
Forfeited	(106,067)	12.12	6.0	-
Outstanding as of June 30, 2025	880,617	6.06	7.1	-
Exercisable as of June 30, 2025	497,843	8.01	5.8	-